Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Provisions
At January 1	$ 1,560	$ 1,564	$ 891
Additions through business combinations	141
Transfers in		258
Charge for year	872	276	1,061
Cash paid	(622)	(491)	(338)
Reversals	(242)	(132)	(76)
Exchange and other movements	15	85	26
At 31 December	1,724	1,560	1,564
Current provision	768	976	723
Non current provision	956	584	841
Total	1,724	1,560	1,564
Due within one year
Other Provisions
Current provision	768	976	723
Due after more than one year
Other Provisions
Non current provision	956	584	841
Restructuring provisions [Member]
Other Provisions
At January 1	214	241	226
Charge for year	238	116	158
Cash paid	(172)	(62)	(115)
Reversals	(62)	(89)	(30)
Exchange and other movements	(6)	8	2
At 31 December	212	214	241
Total	212	214	241
Environmental
Other Provisions
At January 1	100	96	97
Charge for year	23	34	31
Cash paid	(32)	(30)	(39)
Reversals			(1)
Exchange and other movements	(1)		8
At 31 December	90	100	96
Total	90	100	96
Employee benefits
Other Provisions
At January 1	128	130	119
Additions through business combinations	41
Charge for year	46	15	18
Cash paid	(49)	(48)	(13)
Reversals		(2)
Exchange and other movements	29	33	6
At 31 December	195	128	130
Total	195	128	130
Legal
Other Provisions
At January 1	348	642	198
Additions through business combinations	73
Charge for year	109	16	618
Cash paid	(285)	(295)	(147)
Reversals	(5)	(14)	(28)
Exchange and other movements	(1)	(1)	1
At 31 December	239	348	642
Total	239	348	642
Other provisions.
Other Provisions
At January 1	770	455	251
Additions through business combinations	27
Transfers in		258
Charge for year	456	95	236
Cash paid	(84)	(56)	(24)
Reversals	(175)	(27)	(17)
Exchange and other movements	(6)	45	9
At 31 December	988	770	455
Total	988	770	455
Third-party liabilities and other risks
Other Provisions
At January 1	258	0
At 31 December	185	258	0
Total	185	$ 258	$ 0
Post Alexion Acquisition Group Review restructuring programme
Other Provisions
Charge for year	$ 243